Accumulated Other Comprehensive Loss (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,858.9
Other comprehensive (income) loss	1.6
Ending balance	2,161.5
Restructuring Charges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	8.3
Selling, general and administrative expenses (income)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	0.2
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(68.3)
Ending balance	(58.2)
Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Other comprehensive (income) loss	(0.1)
Ending balance	0.1
Cash Flow Hedges | Restructuring Charges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	0.0
Cash Flow Hedges | Selling, general and administrative expenses (income)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	0.0
Pension Actuarial Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1.3
Other comprehensive (income) loss	0.1
Ending balance	1.4
Pension Actuarial Gain | Restructuring Charges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	0.0
Pension Actuarial Gain | Selling, general and administrative expenses (income)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	0.0
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(69.8)
Other comprehensive (income) loss	1.6
Ending balance	(59.7)
Foreign Currency Translation Adjustments | Restructuring Charges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	8.3
Foreign Currency Translation Adjustments | Selling, general and administrative expenses (income)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification	$ 0.2